Derivative Warrant Liability - Schedule of Summary of Significant Unobservable Inputs (Level 3 inputs) (Details) - Level 3 [Member]	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summary of Significant Unobservable Inputs (Level 3 inputs) [Line Items]
Expected life (years)	4 years	2 years 6 months
Expected volatility [Member]
Schedule of Summary of Significant Unobservable Inputs (Level 3 inputs) [Line Items]
Unobservable inputs	96.45	81.93
Risk free rate [Member]
Schedule of Summary of Significant Unobservable Inputs (Level 3 inputs) [Line Items]
Unobservable inputs	4.51	4
Dividend yield [Member]
Schedule of Summary of Significant Unobservable Inputs (Level 3 inputs) [Line Items]
Unobservable inputs	0	0